Labor and social obligations	12 Months Ended
Dec. 31, 2021
Labor and social obligations
Labor and social obligations

18    Labor and social obligations

	2021	2020
Bonuses (a)	30,789	31,046
Payroll and social charges	96,343	53,462
Payroll accruals	24,225	25,582
Other labor	6,905	11,549
	158,262	121,639
Current	157,601	85,069
Non-current	661	36,570

(a) Variable remuneration (bonuses)

The Company recorded bonuses related to variable remuneration of employees and management in cost of sales, selling and administrative expenses in the amount of R$24,184, R$18,989 and R$14,519 for the years ended December 31, 2021, 2020, and 2019, respectively.

(b) Share-based compensation plan

Geekie Plan

Geekie has its own stock option plan that is granted to employees elected by Management and duly approved by the Board.

The first stock option plan was approved on December 19, 2017, with share-based compensation features to be settled in cash and not in equity. On November 27, 2020, the entity reassessed the fair value of the vested shares in the closing period and updated the liability against share-based compensation plan expenses, reducing the net assets acquired of the Geekie’s opening balance.

On December 1, 2020, after Geekie’s acquisition by Arco, the Company approved, new conditions for granting stock options in the total amount of 31,763 shares. The stock options are exercisable from the date of approval of the new grant agreement, with the vesting period on that date being considered fulfilled.

The new stock options plan is classified as cash settled since all Geekie’s employees have signed a mandatory contract to sell all the options to Arco at exercise date at the same price to be paid to non-controlling selling shareholders and liability is measured at fair value at the end of each reporting period until its effective settlement.

The exercise price of the options granted to all beneficiaries is R$ 82.91 as determined in the grant agreements. The beneficiary has the maximum period for exercising the options is up to March 31, 2022, under penalty of forfeiture.

The fair value of the plan is calculated using the same valuation method as the accounts payable to selling shareholders for the acquisition of the remaining interest. This payable amount was reclassified to current liabilities in 2021, since its due to 2022.

Although the valuation used in both calculations is the same, Arco recorded accounts payable to selling shareholders, and Geekie recorded stock options for employees who remained in the company after the acquisition without the possibility of liquidation in equity as labor and social obligations.

Restricted stock units

In 2019, the Company implemented a new share-based payment program called restricted stock units (“RSU”) of the holding company Arco Platform Limited for employees of the Company’s subsidiaries and members of the Board of Directors, which will be available for sale by the beneficiaries annually, on their anniversary dates, except for the members of the Board, whose shares are restricted for sale for one year after vesting.

The participant’s right to effectively receive ownership of the restricted shares will be conditioned on the participant’s continuance and performance as an employee, director, or director of any company in the business group from the grant date until vesting. If a participant leaves the group or does not achieve the proposed performance goal, the participant will be entitled to receive his or her vested shares and a pro rata amount of the granted and unvested shares, by reference to the vesting period in which the termination occurred and based on the number of days the participant was employed by us. The total amount will be calculated based on the proposed goal multiplied by a rate between 80% and 120%. After the vesting period, the restricted shares have the same rights and privileges as any shareholder.

The following table reflects the movements of outstanding shares from the grant date until December 31, 2021:

Number of
restricted
stock units
Outstanding at December 31, 2020	161,231
Granted (a)	251,555
Vested (b)	(177,331)
Restricted stocks units transferred	(92,561)
Effectively forfeited	(710)
Outstanding at December 31, 2021	142,184
(a)	These shares granted are adjusted accordingly to a performance program, which can increase or reduce the number of shares that will be transferred after the vesting period.
(b)

Refers to the total number of shares whose vesting period was fulfilled as defined in the contract (anniversary date), but not yet transferred to the beneficiaries on December 31, 2021. Restricted Shares will be transferred to the participant only after the vesting period has been completed or in the event of contractual termination.

The total compensation expense for the year ended December 31, 2021, including taxes and social charges, was R$51,231, (R$33,160 of principal and R$18,071 of taxes and contributions) net of estimated forfeitures. These awards are classified as equity settled.

The fair value of these equity instruments was measured on the grant date as follows:

	Final							Unit
	vesting		Total shares	Total shares	Total shares	Total shares	Average fair value at	value
Grant date (a)	date	Vesting period (% per year)	granted	cancelled	vested (b)	outstanding	grant date	average
30/04/2019	28/09/2021	3 years (33.33%)	542,760	(76,277)	(466,483)	—	68,800	126.76
30/06/2019	30/06/2020	1 year (100%)	1,543	—	(1,543)	—	319	206.66
30/06/2019	30/06/2020	1 year (100%)	1,543	—	(1,543)	—	274	177.71
15/10/2019	28/09/2021	3 years (33.33%)	37,929	(7,683)	(30,245)	—	7,593	200.18
23/01/2020	28/09/2022	3 years (33.33%)	13,000	—	(9,783)	3,910	2,788	214.48
02/03/2020	28/09/2022	3 years (33.33%)	36,673	(1,442)	(26,774)	10,279	8,762	238.93
04/03/2020	28/09/2021	3 years (33.33%)	13,164	—	(13,164)	—	3,346	254.21
03/09/2020	28/09/2022	3 years (33.33%)	3,600	(1,687)	(1,913)	—	883	245.18
19/11/2020	30/06/2022	1 year (100%)	3,562	(984)	(2,030)	1,781	772	216.63
19/11/2020	30/06/2021	1 year (100%)	3,086	—	(3,086)	—	669	216.63
10/02/2021	31/03/2023	3 years (33.33%)	8,400	—	(5,126)	5,275	1,723	205.11
10/02/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	50,200	(1,145)	(17,360)	35,738	10,296	205.11
23/02/2021	30/06/2022	1 year (100%)	1,838	—	(1,162)	1,838	366	198.87
26/02/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	9,366	—	(3,069)	5,728	1,841	196.58
15/04/2021	30/06/2022	1 year (100%)	1,836	—	(1,082)	1,836	291	158.28
01/06/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	475	(74)	(140)	276	70	148.28
24/06/2021	31/12/2021	1 year (100%)	89,808	(548)	(89,530)	—	14,837	165.21
30/09/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	5,000	—	(1,246)	3,522	590	118.02
30/09/2021	28/09/2023	3 years (33.33%)	3,000	—	(1,251)	1,761	354	118.02
30/09/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	4,000	—	(997)	2,817	472	118.02
30/09/2021	31/03/2025	4 years (20%, 20%, 30%, 30%)	75,000	—	(6,796)	66,031	8,852	118.02
30/09/2021	31/12/2021	1 year (100%)	3,107	—	(3,031)	—	367	118.02
30/09/2021	30/06/2022	1 year (100%)	1,543	—	(520)	1,392	182	118.02
30/09/2021	30/09/2021	1 year (100%)	167	—	(167)	—	20	118.02
Total			910,600	(89,840)	(688,041)	142,184	134,467
(a)	The grant date is the date on which the entity and the counterparty (including employee) entered into a share-based payment agreement, that is, when the entity and the counterparty have a shared understanding of the terms and conditions of the agreement.
(b)	Includes the number of Restricted Shares pro rata in relation to the vesting period not yet fulfilled, based on the number of days the participant worked for the Company during such vesting period until the closing of these financial statements, whose Restricted Shares will be transferred to the participant only after the vesting period has been completed or in the event of contractual termination.

Matching program

On February 26, 2021, the Company’s Restricted Shares Plan Advisory Committee approved the Company’s first Matching Program, pursuant to which the Company will match the number of Class A shares (at no additional cost to the participant) that were acquired by the participant at fair market value (“investment shares”), using the amounts received by the participant as a short term incentive and designated by the Company’s board of directors to be used as an investment in investment shares, provided certain vesting conditions are satisfied.

Under the matching shares program, participants are required to (i) be employed or providing services to the Company through each vesting date, as set forth in the applicable award agreement and (ii) hold the investment shares through each vesting date. The vesting period may not exceed five years. In addition, upon each vesting date, a portion of the investment shares will become free of restrictions and the participant will be allowed to freely sell such shares.

All Class A shares, including the investment shares acquired by the participants of the Matching Program, vest over four years, on March 31 of each year.

As of December 31, 2021, the Company transferred 9,841 investment shares under the Matching Program with an average price of R$ 192.2.